UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2013 (Unaudited)

Common Stocks--96.0%	Shares		Value ($)
Automobiles & Components--1.7%
BorgWarner	22,480		2,279,247
Banks--3.8%
First Republic Bank	46,340		2,160,834
Prosperity Bancshares	50,020		3,093,237
			5,254,071
Capital Goods--10.5%
AMETEK	42,194		1,941,768
Fortune Brands Home & Security	71,180		2,963,223
Jacobs Engineering Group	34,700	a	2,018,846
Parker Hannifin	18,880		2,052,634
Roper Industries	18,149		2,411,458
Sensata Technologies Holding	77,400	a	2,962,098
			14,350,027
Commercial & Professional Services--1.8%
Towers Watson & Co., Cl. A	22,580		2,415,157
Consumer Durables & Apparel--6.3%
Fossil Group	17,160	a	1,994,678
Jarden	41,190	a	1,993,596
Michael Kors Holdings	26,420	a	1,968,818
PVH	21,770		2,583,881
			8,540,973
Consumer Services--1.9%
Starwood Hotels & Resorts
Worldwide	39,540	b	2,627,433
Diversified Financials--3.2%
Affiliated Managers Group	12,410	a	2,266,562
Waddell & Reed Financial, Cl. A	40,600		2,090,088
			4,356,650
Energy--7.4%
Cameron International	33,340	a	1,946,056

Concho Resources	27,820	a	3,027,094
Dresser-Rand Group	39,820	a	2,484,768
EQT	30,600		2,714,832
			10,172,750
Food & Staples Retailing--2.4%
Whole Foods Market	55,580		3,251,430
Food, Beverage & Tobacco--1.3%
Molson Coors Brewing, Cl. B	35,860		1,797,662
Health Care Equipment & Services--7.1%
AmerisourceBergen	44,190		2,700,009
Catamaran	61,208	a	2,812,508
MEDNAX	21,150	a	2,123,460
Universal Health Services, Cl. B	28,110		2,107,969
			9,743,946
Materials--3.5%
Airgas	25,750		2,730,788
Reliance Steel & Aluminum	28,480		2,086,730
			4,817,518
Media--3.2%
Charter Communications, Cl. A	16,810	a	2,265,316
Interpublic Group of Cos.	124,760		2,143,377
			4,408,693
Pharmaceuticals, Biotech & Life Sciences--9.9%
Alexion Pharmaceuticals	16,710	a	1,941,034
Alkermes	59,280	a	1,992,994
Cubist Pharmaceuticals	31,620	a	2,009,451
Mylan	61,690	a	2,354,707
Perrigo	21,800		2,689,684
Salix Pharmaceuticals	38,830	a	2,596,950
			13,584,820
Real Estate--2.7%
AvalonBay Communities	14,290	b	1,816,116
CBRE Group, Cl. A	80,360	a	1,858,727
			3,674,843
Retailing--5.6%
GNC Holdings, Cl. A	54,200		2,960,946
LKQ	90,960	a	2,897,986

Urban Outfitters	48,130	a	1,769,740
			7,628,672
Semiconductors & Semiconductor Equipment--2.9%
Analog Devices	41,360		1,945,988
Xilinx	42,670		1,999,516
			3,945,504
Software & Services--16.5%
Akamai Technologies	73,800	a	3,815,460
Citrix Systems	30,220	a	2,133,834
Cognizant Technology Solutions,
Cl. A	38,710	a	3,178,865
Electronic Arts	82,810	a	2,115,795
Informatica	61,450	a	2,394,706
Rackspace Hosting	45,480	a	2,399,525
Synopsys	73,590	a	2,774,343
Teradata	33,780	a	1,872,763
Vantiv, Cl. A	65,490	a	1,829,791
			22,515,082
Technology Hardware & Equipment--4.3%
F5 Networks	22,600	a	1,938,176
IPG Photonics	34,650	c	1,951,141
NetApp	47,540		2,026,155
			5,915,472
Total Common Stocks
(cost $105,103,294)			131,279,950

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,651,337)	3,651,337	[d]	3,651,337
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,824,323)	1,824,323	[d]	1,824,323

Total Investments (cost $110,578,954)	100.0%	136,755,610
Liabilities, Less Cash and Receivables	(.0%)	(33,592)
Net Assets	100.0%	136,722,018

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $1,756,027 and the value of the collateral held by the fund was $1,824,323.
d Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $26,176,656 of which $27,211,270 related to appreciated investment securities and $1,034,614 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.5
Capital Goods	10.5
Pharmaceuticals, Biotech & Life Sciences	9.9
Energy	7.4
Health Care Equipment & Services	7.1
Consumer Durables & Apparel	6.3
Retailing	5.6
Technology Hardware & Equipment	4.3
Money Market Investments	4.0
Banks	3.8
Materials	3.5
Diversified Financials	3.2
Media	3.2
Semiconductors & Semiconductor Equipment	2.9
Real Estate	2.7
Food & Staples Retailing	2.4
Consumer Services	1.9
Commercial & Professional Services	1.8
Automobiles & Components	1.7
Food, Beverage & Tobacco	1.3
100.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)